Note 10 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($)	Dec. 31, 2019	Jul. 17, 2019	Dec. 31, 2018	Dec. 22, 2016	Aug. 10, 2016	Jan. 27, 2016
Long-term debt	$ 1,426,162,000		$ 1,316,554,000
Other financing arrangements	594,350,000		564,709,000
Less: Deferred financing costs	(9,012,000)		(8,148,000)
Total long-term debt, net	1,417,150,000		1,308,406,000
Less: Long-term debt current portion	(213,022,000)		(151,546,000)
Add: Deferred financing costs, current portion	2,277,000		2,384,000
Total long-term debt, non-current, net	1,206,405,000		1,159,244,000
Credit Facility [Member]
Long-term debt	0		0
Loans Payable [Member]
Long-term debt	831,812,000		751,845,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Long-term debt	0		9,125,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Long-term debt	22,000,000		32,000,000			$ 66,000,000
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	0		0
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Long-term debt	0		147,702,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Long-term debt	0	$ 88,678,000	94,135,000
Loans Payable [Member] | Costamare Inc. 2 [Member]
Long-term debt	0		0
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Long-term debt	23,833,000		28,167,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term debt	65,375,000		77,875,000		$ 116,500,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term debt	18,080,000		21,280,000	$ 37,500,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	13,575,000		15,375,000
Loans Payable [Member] | Costamare Inc. 3 [Member]
Long-term debt	155,195,000		198,986,000
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Long-term debt	44,000,000		47,200,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. [Member]
Long-term debt	20,120,000		25,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Long-term debt	36,385,000		55,000,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	128,400,000		0
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	66,500,000		0
Loans Payable [Member] | Raymond Shipping Co., Terance Shipping Co. and Undine Shipping Co. Term Loans [Member]
Long-term debt	147,110,000		0
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. Term Loans [Member]
Long-term debt	$ 91,239,000		$ 0